TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current taxes	$ 3,995	$ 4,678	$ 5,371
Deferred taxes	333	(1,535)	(2,308)
Taxes on income	4,328	3,143	3,063
Domestic	2,648	1,833	2,049
Foreign	1,680	1,310	1,014
Taxes on income	$ 4,328	$ 3,143	$ 3,063